STOCKHOLDERS' EQUITY (DEFICIT) (Details - Equity financing 2024 EFA) - Equity Financing Agreement [Member] - USD ($)	Mar. 27, 2025	Mar. 18, 2025	Mar. 10, 2025	Feb. 27, 2025	Feb. 18, 2025	Feb. 07, 2025	Jan. 30, 2025	Jan. 22, 2025	Jan. 13, 2025	Jan. 03, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares issued	203,844,344	224,563,917	132,699,709	142,074,500	131,445,657	124,797,875	139,008,500	79,061,625	51,215,454	36,640,675
Total proceeds, net of discounts	$ 65,230	$ 53,895	$ 31,848	$ 34,098	$ 42,063	$ 49,786	$ 55,603	$ 50,619	$ 32,778	$ 23,450
Effective price per share	$ 0.000320	$ 0.000240	$ 0.000240	$ 0.000240	$ 0.000320	$ 0.000399	$ 0.000400	$ 0.000640	$ 0.000640	$ 0.000640
Net Proceeds	$ 59,639	$ 40,098	$ 28,594	$ 30,686	$ 38,093	$ 45,276	$ 50,686	$ 46,050	$ 29,458	$ 20,783